Note 7 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cost	$ 233,637	$ 189,765
Accumulated depreciation	149,738	124,491
Fixed assets (note 7)	83,899	65,274
Building [Member]
Cost	2,425	1,483
Accumulated depreciation	906	805
Fixed assets (note 7)	1,519	678
Vehicles [Member]
Cost	1,952	1,500
Accumulated depreciation	1,093	886
Fixed assets (note 7)	859	614
Furniture and Fixtures [Member]
Cost	52,912	42,753
Accumulated depreciation	35,825	29,659
Fixed assets (note 7)	17,087	13,094
Computer Equipment [Member]
Cost	106,500	86,333
Accumulated depreciation	77,822	62,878
Fixed assets (note 7)	28,678	23,455
Leasehold Improvements [Member]
Cost	69,848	57,696
Accumulated depreciation	34,092	30,263
Fixed assets (note 7)	$ 35,756	$ 27,433